EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
Schedule of compensation of key management personnel

	Year Ended December 31,
	2022	2021
Salaries, short-term incentives and other benefits	$28,841	$13,582
Post-employment benefits	2,198	1,581
Share-based payments	26,567	23,475
Total	$57,606	$38,638